UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period from January 1, 2013 to December 31, 2013.

Date of Report (Date of earliest event reported):  February 11, 2014

STARWOOD PROPERTY MORTGAGE, L.L.C.1
(Exact name of securitizer as specified in its charter)

025-00601	0001542047
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

_________________________________

Andrew J. Sossen

Executive Vice President

(203) 422-7700

(Name and telephone number, including area code, of the person to contact in connection with this filing)

_________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1). ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i). ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii). ☒2

1
On the date hereof, each of the following entities (each a “Relevant Starwood Entity”), which entities are affiliated with each other, is filing a Form ABS-15G  as securitizer in respect of all asset-backed securities sponsored by such entity and outstanding during the reporting period in the commercial mortgage asset class:  (i) Starwood Property Mortgage, L.L.C. (Central Index Key Number 0001542047); (ii) Starwood Property Mortgage Sub-2-A, L.L.C. (Central Index Key Number 0001542046); (iii) Starwood Property Mortgage Sub-3, L.L.C. (Central Index Key Number 0001542290); (iv) and Starwood Property Mortgage Sub-4, L.L.C (Central Index Key Number 0001542291) and (v) Starwood Commercial Mortgage Depositor, LLC (Central Index Key Number 0001598811).  No Relevant Starwood Entity was a securizer with respect to any asset-backed securities outstanding during the reporting period in any asset class other than the commercial mortgage asset class.

2
The Relevant Starwood Entity filing this Form ABS-15G has no activity to report.  No other Relevant Starwood Entity is reporting any activity on its Form ABS-15G for the same reporting period.  Not all Relevant Starwood Entities were securitizers with respect to the same asset-backed securities that were outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:    February 11, 2014

STARWOOD PROPERTY MORTGAGE, L.L.C.

By:	/s/ Andrew J. Sossen
Name: Andrew J. Sossen
Title: Executive Vice President